DEBT (Details Narrative) - USD ($)				1 Months Ended				3 Months Ended							9 Months Ended		12 Months Ended
	Mar. 15, 2022	Mar. 08, 2022	Mar. 05, 2020	Jan. 27, 2022	Jul. 23, 2021	Mar. 29, 2021	Apr. 17, 2020	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Debt Instrument [Line Items]
Proceeds from loan																$ 20,832	$ 20,832	$ 20,832
Convertible note			$ 35,000
Convertible note, percentage			10.00%
Maturity date			Dec. 05, 2020
Beneficial conversion feature			$ 5,000															5,000
Amortization of debt discount															$ 30,000	$ 2,873	2,873	$ 2,127
Unamortized discount											$ 35,000						$ 35,000
Common stock, par value								$ 0.001			$ 0.001				$ 0.001		$ 0.001	$ 0.001
Warrants to purchase shares, description	(i) a promissory note in the aggregate principal amount of $250,000 (the “Note”), (ii) a common stock purchase warrant (the “Warrant”) to purchase up to an aggregate of 12,500,000 shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), and (iii) 12,500,000 shares of Common Stock (the “Commitment Shares”).	(5) common stock purchase warrants, respectively, for the purchase of (i) 500,000 shares of common stock (the “First Warrant”), (ii) 1,000,000 shares of common stock (the “Second Warrant”), (iii) 1,000,000 shares of common stock (the “Third Warrant”), (iv) 2,500,000 shares of common stock (the “Fourth Warrant”), and (v) 62,500,000 shares of the Company’s common stock (the “Fifth Warrant”) at the Exercise Price (as such term is defined in each of the Warrants) per share then in effect.						(i) 2,000,000 shares of common stock at a price of $0.70 per share and (ii) 1,000,000 shares of common stock at a price of $1.00 per share. The warrants expire at various times through February 9, 2023. None of the 2,000,000 shares of common stock were issued during the quarter ended March 31, 2022, and were recognized as stock payable.	(i) 8,625,000 shares of common stock at a price of $0.70 per share and (ii) 4,312,500 shares of common stock at a price of $1.00 per share. The warrants expire at various times through December 14, 2022. None of the 8,625,000 shares of common stock were issued during the quarter ended December 31, 2021, and were recognized as stock payable.	(i) 5,500,000 shares of common stock at a price of $0.10 per share and (ii) 5,500,000 shares of common stock at a price of $0.20 per share. The warrants expire at various times through September 21, 2022. None of the 12,000,000 shares of common stock were issued during the quarter ended September 30, 2021, and were recognized as stock payable.	(i) 3,333,333 shares at a price of $0.10 per share and (ii) 3,333,333 shares at a price of $0.20.	(i) 12,000,000 shares at a price of $0.10 per share and (ii) 12,000,000 shares at a price of $0.20.	(i) 16,500,000 shares at prices ranging from $0.05 to $0.10 per share and (ii) 16,500,000 shares at prices ranging from $0.10 to $0.20 and (iii) 1,500,000 at a price of $0.30.	(i) 17,500,000 shares at prices ranging from $0.05 per share to $0.10 per share and (ii) 14,500,000 shares at prices ranging from $0.10 to $0.20 for net proceeds of $77,409. The warrants expire at various times through September 21, 2022.
Securities Purchase Agreement [Member] | A J B Capital Investments [Member]
Debt Instrument [Line Items]
Stock issued for commitment fee, amount					$ 250,000
Stock issued for commitment fee, Shares					12,500,000
Principal amount					$ 300,000
Number of warrant purchase					10,000,000
Original issue discount					$ 300,000
Purchase Price					$ 270,000
Exercise Price					$ 0.05
Notes and warrants due					$ 253,000
Interest rate				10.00%
Securities Purchase Agreement [Member] | A J B Capital Investments [Member] | Series D Preferred Stock [Member]
Debt Instrument [Line Items]
Shares issued					5,000
Securities Purchase Agreement [Member] | Talos Victory Fund L L C [Member]
Debt Instrument [Line Items]
Principal amount				$ 250,000
Securities Purchase Agreement [Member] | Talos Victory Fund L L C [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of warrant purchase				12,500,000
Common stock, par value				$ 0.001
Securities Purchase Agreement [Member] | Talos Victory Fund L L C [Member] | Warrant [Member]
Debt Instrument [Line Items]
Number of warrant purchase				12,500,000
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund [Member]
Debt Instrument [Line Items]
Principal amount				$ 250,000
Interest rate				10.00%
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of warrant purchase				12,500,000
Common stock, par value				$ 0.001
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund [Member] | Warrant [Member]
Debt Instrument [Line Items]
Number of warrant purchase				12,500,000
Securities Purchase Agreement [Member] | Mast Hill Fund L P [Member]
Debt Instrument [Line Items]
Principal amount				$ 250,000
Interest rate				10.00%
Securities Purchase Agreement [Member] | Mast Hill Fund L P [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of warrant purchase				12,500,000
Common stock, par value				$ 0.001
Securities Purchase Agreement [Member] | Mast Hill Fund L P [Member] | Warrant [Member]
Debt Instrument [Line Items]
Number of warrant purchase				12,500,000
PPP Loan [Member]
Debt Instrument [Line Items]
Proceeds from loan						$ 20,832	$ 20,832
Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Conversion price per share (in Dollars per share)			$ 0.0175
Principal amount			$ 35,000,000